[GRAPHIC OMITTED]
                            DEUTSCHE ASSET MANAGEMENT

                                [GRAPHIC OMITTED]
                                    WORLD MAP

Mutual Fund
Annual Report
                                                                October 31, 2001
                                                                  Class A Shares

Total Return US Treasury Fund

                                [GRAPHIC OMITTED]
                                 A Member of the
                               Deutsche Bank Group

Total Return US Treasury Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..............................  3
              ECONOMIC OUTLOOK ....................................  4
              PERFORMANCE COMPARISON ..............................  6
              ADDITIONAL PERFORMANCE INFORMATION ..................  7

              TOTAL RETURN US TREASURY FUND
                 Schedule of Investments ..........................  9
                 Statement of Assets and Liabilities .............. 10
                 Statement of Operations .......................... 11
                 Statements of Changes in Net Assets .............. 12
                 Financial Highlights ............................. 13
                 Notes to Financial Statements .................... 14
                 Report of Independent Accountants ................ 17
                 Tax Information .................................. 17


               -------------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
               -------------------------------------------------

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                                        2

Total Return US Treasury Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

During a year of falling interest rates, the Fund recorded a one-year total return of 13.57%. From its inception on August 10, 1988 through October 31, 2001, the Fund has posted a cumulative total return of 191.21%, which translates into an average annual total return of 8.42%.1 These figures assume the reinvestment of dividend and capital gains distributions, and exclude the impact of any sales charge. During the year, the Fund continued its policy of paying monthly dividends at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains and the return of capital. Please review additional performance information beginning on page 6.

REVIEW OF RATES

Interest rates fell over the last year but volatility was significant. Long-term Treasury yields began at their highs for the year and dropped quickly, then rebounded back to the highs and then steadily declined, ending October 2001 at the lows of the year. Two main factors caused the volatility. First, the Federal Reserve reacted to a developing recession by aggressively cutting interest rates 10 times since January. Second, recently the Treasury announced that it would no longer issue 30-year bonds. ISI expects an economic recovery beginning early next year and this should make for a continued volatile environment. Please see ISI's in depth piece that follows this letter for more on the outlook.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

30 YEAR US TREASURY YIELD

3-Nov    5.859
10-Nov   5.869
17-Nov   5.776
24-Nov   5.667
1-Dec    5.635
8-Dec    5.502
15-Dec   5.419
22-Dec   5.402
29-Dec   5.457
5-Jan    5.398
12-Jan   5.618
19-Jan   5.553
26-Jan   5.64
2-Feb    5.509
9-Feb    5.389
16-Feb   5.454
23-Feb   5.478
2-Mar    5.367
9-Mar    5.322
16-Mar   5.271
23-Mar   5.314
30-Mar   5.444
6-Apr    5.464
13-Apr   5.603
20-Apr   5.797
27-Apr   5.8
4-May    5.676
11-May   5.854
18-May   5.767
25-May   5.853
1-Jun    5.705
8-Jun    5.737
15-Jun   5.677
22-Jun   5.575
29-Jun   5.759
6-Jul    5.732
13-Jul   5.619
20-Jul   5.549
27-Jul   5.543
3-Aug    5.585
10-Aug   5.504
17-Aug   5.42
24-Aug   5.449
31-Aug   5.368
7-Sep    5.369
14-Sep   5.35
21-Sep   5.583
28-Sep   5.421
5-Oct    5.308
12-Oct   5.426
19-Oct   5.358
26-Oct   5.271

SOURCE: BLOOMBERG

PORTFOLIO MANAGEMENT

ISI's expectations last year for a slowing economy and lower interest rates meant the Fund held a relatively long average maturity. Recently, as the market approached the lowest yields of the year, the average maturity was reduced a bit, as shown below.

               Total Return US Treasury Fund Average Maturity
            ----------------------------------------------------
               10/00       1/01       4/01       7/01      10/01
            --------   --------   --------   --------   --------
Average
  Maturity  12.7 yrs   12.7 yrs   12.1 yrs   12.5 yrs   11.2 yrs

The relatively long maturity helped the Fund's performance over the year by capturing the cumulative drop in yields (The 30 year US Treasury yield on October 31, 2000 was 5.85% and on October 31, 2001 it was 5.27%).

We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/ R. ALAN MEDAUGH
    ---------------
    R. Alan Medaugh


--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR CLASS A SHARES, AS OF OCTOBER 31, 2001, INCLUDING THE 3.25% MAXIMUM SALES CHARGE WERE: ONE-YEAR, 9.88%; FIVE-YEARS, 7.25%; AND TEN-YEARS, 7.59%. PRIOR TO OCTOBER 15, 2001, THE CLASS A SHARES HAD A 4.50% MAXIMUM FRONT-END SALES CHARGE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

-------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2002--AS OF OCTOBER 31, 2001

OVERVIEW

ISI expects a cyclical economic rebound next year followed by sluggish growth at best in 2003. The 2002 rebound case centers around overwhelming monetary and fiscal stimulus in the near term, overcoming worldwide slackening demand. The two year result, however, is likely to be a near draw in our opinion. Financial assets (bonds and stocks) are now getting a boost from aggressive policy by the Federal Reserve and federal government. Next year, low inflation could further help both asset classes.

NOW: SYNCHRONIZED RECESSIONS AND POLICY RESPONSES

A strong theme now is 'synchronized': synchronized recessions, synchronized disinflation, synchronized markets, synchronized central bank easings, etc. We focus here on synchronized recessions, which were highlighted by the world Leading Economic Indicator (LEI) in September plunging 5.5% year-over-year, the biggest decline since the 1982 recession. The world economy has developed a three-year synchronized rhythm suggesting a classic inventory cycle. Right now that synchronized inventory cycle is feeding on the downside. There is a package of weak economic reports reflecting synchronized global recessions including US Service Sector Employment (please see graph below), Eurozone consumer confidence, UK home prices, German unemployment, German industrial production, Swiss consumer confidence, Japanese machinery orders, Japan's LEI, and Brazilian industrial production.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US SERVICE SECTOR EMPLOYMENT YEAR OVER
YEAR % CHANGE (OCTOBER 31, 2001: 0.6%)2

1/31/68  5.6
2/29/68  5.8
3/31/68  5.4
4/30/68  5.1
5/31/68  5
6/30/68  5.2
7/31/68  5
8/31/68  5
9/30/68  4.6
10/31/68 5.1
11/30/68 5.2
12/31/68 5.3
1/31/69  5.6
2/28/69  5.5
3/31/69  6
4/30/69  6.2
5/31/69  6.2
6/30/69  5.8
7/31/69  5.8
8/31/69  5.7
9/30/69  5.8
10/31/69 5.7
11/30/69 5.1
12/31/69 5
1/31/70  4.8
2/28/70  4.7
3/31/70  4.2
4/30/70  4.1
5/31/70  3.9
6/30/70  3.5
7/31/70  2.8
8/31/70  2.3
9/30/70  2.9
10/31/70 2.6
11/30/70 2.6
12/31/70 2.4
1/31/71  2.3
2/28/71  1.8
3/31/71  1.9
4/30/71  1.8
5/31/71  1.8
6/30/71  2.2
7/31/71  2.5
8/31/71  2.5
9/30/71  2.3
10/31/71 2.1
11/30/71 2.2
12/31/71 2.5
1/31/72  2.5
2/29/72  2.9
3/31/72  3
4/30/72  3.4
5/31/72  3.8
6/30/72  4.6
7/31/72  4.4
8/31/72  4.9
9/30/72  4.3
10/31/72 4.7
11/30/72 4.9
12/31/72 5.1
1/31/73  5.3
2/28/73  5.5
3/31/73  5.5
4/30/73  5.2
5/31/73  4.7
6/30/73  3.8
7/31/73  3.7
8/31/73  4.2
9/30/73  5
10/31/73 4.7
11/30/73 4.8
12/31/73 4.5
1/31/74  4.3
2/28/74  4.3
3/31/74  4.3
4/30/74  4.3
5/31/74  4.8
6/30/74  5.1
7/31/74  5.8
8/31/74  5
9/30/74  4.4
10/31/74 4.6
11/30/74 4.2
12/31/74 3.8
1/31/75  3.6
2/28/75  3.5
3/31/75  3.3
4/30/75  3.5
5/31/75  3.2
6/30/75  2.6
7/31/75  3.2
8/31/75  3.6
9/30/75  3.3
10/31/75 3.2
11/30/75 3.3
12/31/75 3.8
1/31/76  4.3
2/29/76  4.4
3/31/76  4.7
4/30/76  4.8
5/31/76  4.8
6/30/76  5.4
7/31/76  4.8
8/31/76  4.4
9/30/76  4.7
10/31/76 4.6
11/30/76 4.8
12/31/76 4.8
1/31/77  4.6
2/28/77  4.5
3/31/77  4.5
4/30/77  4.5
5/31/77  4.6
6/30/77  4.8
7/31/77  4.9
8/31/77  5.3
9/30/77  5.9
10/31/77 6.1
11/30/77 6.2
12/31/77 6.2
1/31/78  5.7
2/28/78  6
3/31/78  6.2
4/30/78  6.5
5/31/78  6.6
6/30/78  6.6
7/31/78  6.5
8/31/78  6.6
9/30/78  6.1
10/31/78 5.7
11/30/78 5.9
12/31/78 6
1/31/79  6
2/28/79  6.1
3/31/79  6
4/30/79  5.5
5/31/79  5.5
6/30/79  5.4
7/31/79  5
8/31/79  4.8
9/30/79  4.8
10/31/79 5.1
11/30/79 4.7
12/31/79 4.7
1/31/80  4.9
2/29/80  4.9
3/31/80  4.7
4/30/80  4.7
5/31/80  4.5
6/30/80  4.2
7/31/80  4.5
8/31/80  4.5
9/30/80  4.6
10/31/80 4.4
11/30/80 4.4
12/31/80 4.4
1/31/81  4.9
2/28/81  4.4
3/31/81  4.2
4/30/81  4.2
5/31/81  4.1
6/30/81  4.1
7/31/81  3.9
8/31/81  3.8
9/30/81  3.7
10/31/81 3.9
11/30/81 3.8
12/31/81 3.6
1/31/82  3.2
2/28/82  3.1
3/31/82  2.9
4/30/82  2.5
5/31/82  2.4
6/30/82  2.2
7/31/82  2.2
8/31/82  1.9
9/30/82  1.7
10/31/82 1.4
11/30/82 1.4
12/31/82 1.4
1/31/83  1.4
2/28/83  1.3
3/31/83  1.9
4/30/83  2.5
5/31/83  2.7
6/30/83  3.3
7/31/83  3.7
8/31/83  4.1
9/30/83  4.6
10/31/83 4.8
11/30/83 4.9
12/31/83 5.2
1/31/84  5.3
2/29/84  5.8
3/31/84  5.6
4/30/84  5.6
5/31/84  5.8
6/30/84  5.6
7/31/84  5.3
8/31/84  5.1
9/30/84  5.3
10/31/84 5.5
11/30/84 5.7
12/31/84 5.5
1/31/85  5.8
2/28/85  5.6
3/31/85  5.8
4/30/85  5.6
5/31/85  5.7
6/30/85  5.5
7/31/85  5.5
8/31/85  5.9
9/30/85  5.7
10/31/85 5.7
11/30/85 5.8
12/31/85 5.8
1/31/86  5.3
2/28/86  5.2
3/31/86  4.9
4/30/86  5
5/31/86  4.8
6/30/86  4.7
7/31/86  4.9
8/31/86  4.6
9/30/86  4.4
10/31/86 4.3
11/30/86 4.1
12/31/86 4.2
1/31/87  4.6
2/28/87  4.6
3/31/87  4.7
4/30/87  4.8
5/31/87  5
6/30/87  5
7/31/87  5.3
8/31/87  5.4
9/30/87  5.2
10/31/87 5.2
11/30/87 5.2
12/31/87 5.3
1/31/88  5.2
2/29/88  5.5
3/31/88  5.4
4/30/88  5.4
5/31/88  5.4
6/30/88  5.8
7/31/88  5.8
8/31/88  5.8
9/30/88  6.1
10/31/88 6.1
11/30/88 6.3
12/31/88 6.3
1/31/89  6.3
2/28/89  6.1
3/31/89  6.2
4/30/89  6.2
5/31/89  5.9
6/30/89  5.7
7/31/89  5.3
8/31/89  5.1
9/30/89  5
10/31/89 4.8
11/30/89 4.8
12/31/89 4.6
1/31/90  4.6
2/28/90  4.6
3/31/90  4.6
4/30/90  4.1
5/31/90  4.2
6/30/90  4
7/31/90  3.9
8/31/90  3.7
9/30/90  3.4
10/31/90 3.2
11/30/90 2.8
12/31/90 2.6
1/31/91  2.4
2/28/91  1.8
3/31/91  1.3
4/30/91  1.3
5/31/91  1.1
6/30/91  1.1
7/31/91  1
8/31/91  1.2
9/30/91  1.4
10/31/91 1.6
11/30/91 1.5
12/31/91 1.7
1/31/92  1.7
2/29/92  1.8
3/31/92  2
4/30/92  2.3
5/31/92  2.5
6/30/92  2.5
7/31/92  2.7
8/31/92  2.7
9/30/92  2.7
10/31/92 2.8
11/30/92 3.1
12/31/92 3.3
1/31/93  3.4
2/28/93  3.8
3/31/93  3.8
4/30/93  4
5/31/93  4
6/30/93  4
7/31/93  4.1
8/31/93  4.1
9/30/93  4.1
10/31/93 4.1
11/30/93 4.1
12/31/93 4
1/31/94  3.9
2/28/94  3.7
3/31/94  4.1
4/30/94  4.2
5/31/94  4.3
6/30/94  4.5
7/31/94  4.8
8/31/94  4.9
9/30/94  5
10/31/94 5
11/30/94 5.2
12/31/94 5.3
1/31/95  5.4
2/28/95  5.8
3/31/95  5.7
4/30/95  5.3
5/31/95  5
6/30/95  4.8
7/31/95  4.5
8/31/95  4.6
9/30/95  4.7
10/31/95 4.5
11/30/95 4.2
12/31/95 4.1
1/31/96  3.7
2/29/96  3.9
3/31/96  3.9
4/30/96  4
5/31/96  4.1
6/30/96  4.3
7/31/96  4.3
8/31/96  4.2
9/30/96  3.9
10/31/96 4
11/30/96 4.1
12/31/96 4.1
1/31/97  4.6
2/28/97  4.3
3/31/97  4.3
4/30/97  4.6
5/31/97  4.7
6/30/97  4.5
7/31/97  4.7
8/31/97  4.5
9/30/97  4.7
10/31/97 4.8
11/30/97 4.7
12/31/97 4.8
1/31/98  4.7
2/28/98  4.5
3/31/98  4.4
4/30/98  4.1
5/31/98  4.1
6/30/98  4.1
7/31/98  4
8/31/98  4
9/30/98  3.9
10/31/98 4
11/30/98 4
12/31/98 3.9
1/31/99  3.9
2/28/99  4
3/31/99  4
4/30/99  4.1
5/31/99  4
6/30/99  4
7/31/99  4
8/31/99  4.1
9/30/99  4.1
10/31/99 4.2
11/30/99 4.2
12/31/99 4.1
1/31/00  4.1
2/29/00  4
3/31/00  4.1
4/30/00  4.1
5/31/00  3.8
6/30/00  3.7
7/31/00  3.6
8/31/00  3.6
9/30/00  3.6
10/31/00 3.1
11/30/00 3
12/31/00 2.8
1/31/01  2.7
2/28/01  2.5
3/31/01  2.2
4/30/01  1.7
5/31/01  1.9
6/30/01  1.6
7/31/01  1.4
8/31/01  1.3
9/30/01  0.9
10/31/01 0.6

Source: Data Research Internationl

The interest rate cuts may not be coordinated, but they are certainly synchronized. So far, there have been 171 easings over the last year around the world, topped off last week with the three 50 basis point moves from the US Federal Reserve, European Central Bank, and the Bank of England. Overwhelming monetary and fiscal stimuli are being put in place. G71 short-term interest rates have declined a record 48% over the past 12 months, and US fiscal stimulus is set to be a record 2.25% of Gross Domestic Product next year. Why the heavy artillery?

NEXT: MODERATE GROWTH EXPECTED IN 2002

Although 2002 growth is expected to be decent, there are major risks that have put pressure on policymakers to unleash overwhelming force: a) Consumer spending risk; b) Capital spending risk; c) Consumer, corporate, and foreign debt problems; and d) Terrorist war risk. The consumer spending risk is that the US consumer is overspent. Please see graph below.


                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INSTALLMENT DEBT AS A % OF DISPOSABLE
PERSONAL INCOME (SEPTEMBER 30, 2001: 21.1%)2

1/31/68  15.6
2/29/68  15.5
3/31/68  15.6
4/30/68  15.6
5/31/68  15.6
6/30/68  15.6
7/31/68  15.7
8/31/68  15.8
9/30/68  15.8
10/31/68 15.9
11/30/68 15.9
12/31/68 16
1/31/69  16.1
2/28/69  16.3
3/31/69  16.3
4/30/69  16.4
5/31/69  16.3
6/30/69  16.3
7/31/69  16.2
8/31/69  16.2
9/30/69  16.2
10/31/69 16.2
11/30/69 16.3
12/31/69 16.2
1/31/70  16.2
2/28/70  16.2
3/31/70  16.1
4/30/70  15.7
5/31/70  15.8
6/30/70  15.9
7/31/70  15.8
8/31/70  15.7
9/30/70  15.7
10/31/70 15.8
11/30/70 15.7
12/31/70 15.7
1/31/71  15.8
2/28/71  15.9
3/31/71  15.8
4/30/71  15.8
5/31/71  15.8
6/30/71  15.5
7/31/71  15.8
8/31/71  15.8
9/30/71  15.9
10/31/71 16
11/30/71 16.1
12/31/71 16.1
1/31/72  16.2
2/29/72  16
3/31/72  16.2
4/30/72  16.3
5/31/72  16.4
6/30/72  16.7
7/31/72  16.5
8/31/72  16.5
9/30/72  16.5
10/31/72 16.3
11/30/72 16.2
12/31/72 16.3
1/31/73  16.7
2/28/73  16.7
3/31/73  16.7
4/30/73  16.8
5/31/73  16.9
6/30/73  17
7/31/73  17.1
8/31/73  17.1
9/30/73  17.1
10/31/73 17
11/30/73 17
12/31/73 17
1/31/74  17.1
2/28/74  17.2
3/31/74  17.1
4/30/74  17.2
5/31/74  17.1
6/30/74  17.1
7/31/74  17
8/31/74  17
9/30/74  17
10/31/74 16.9
11/30/74 16.8
12/31/74 16.7
1/31/75  16.7
2/28/75  16.7
3/31/75  16.6
4/30/75  16.2
5/31/75  15.2
6/30/75  15.7
7/31/75  15.9
8/31/75  15.8
9/30/75  15.8
10/31/75 15.7
11/30/75 15.7
12/31/75 15.8
1/31/76  15.7
2/29/76  15.7
3/31/76  15.7
4/30/76  15.8
5/31/76  15.8
6/30/76  15.9
7/31/76  15.9
8/31/76  15.9
9/30/76  16
10/31/76 16
11/30/76 16
12/31/76 16.1
1/31/77  16.2
2/28/77  16.4
3/31/77  16.4
4/30/77  16.5
5/31/77  16.7
6/30/77  16.7
7/31/77  16.7
8/31/77  16.8
9/30/77  16.9
10/31/77 16.9
11/30/77 16.9
12/31/77 17
1/31/78  17.1
2/28/78  17.1
3/31/78  17.1
4/30/78  17.2
5/31/78  17.4
6/30/78  17.6
7/31/78  17.6
8/31/78  17.7
9/30/78  17.8
10/31/78 17.8
11/30/78 17.9
12/31/78 17.9
1/31/79  17.9
2/28/79  18
3/31/79  18
4/30/79  18.2
5/31/79  18.3
6/30/79  18.3
7/31/79  18.2
8/31/79  18.2
9/30/79  18.3
10/31/79 18.2
11/30/79 18.2
12/31/79 18.1
1/31/80  18
2/29/80  18
3/31/80  17.9
4/30/80  17.9
5/31/80  17.7
6/30/80  17.5
7/31/80  17.2
8/31/80  17.1
9/30/80  16.9
10/31/80 16.7
11/30/80 16.5
12/31/80 16.4
1/31/81  16.3
2/28/81  16.3
3/31/81  16.2
4/30/81  16.4
5/31/81  16.4
6/30/81  16.3
7/31/81  16
8/31/81  15.8
9/30/81  15.9
10/31/81 15.9
11/30/81 15.8
12/31/81 15.8
1/31/82  15.9
2/28/82  15.9
3/31/82  15.8
4/30/82  15.8
5/31/82  15.8
6/30/82  15.8
7/31/82  15.6
8/31/82  15.6
9/30/82  15.6
10/31/82 15.6
11/30/82 15.5
12/31/82 15.6
1/31/83  15.6
2/28/83  15.6
3/31/83  15.6
4/30/83  15.6
5/31/83  15.6
6/30/83  15.7
7/31/83  15.6
8/31/83  15.8
9/30/83  15.7
10/31/83 15.8
11/30/83 15.9
12/31/83 16
1/31/84  16
2/29/84  16.2
3/31/84  16.2
4/30/84  16.2
5/31/84  16.5
6/30/84  16.6
7/31/84  16.7
8/31/84  16.7
9/30/84  16.7
10/31/84 17
11/30/84 17.1
12/31/84 17.2
1/31/85  17.3
2/28/85  17.6
3/31/85  18
4/30/85  17.9
5/31/85  17.6
6/30/85  18.1
7/31/85  18.3
8/31/85  18.4
9/30/85  18.6
10/31/85 18.6
11/30/85 18.8
12/31/85 18.7
1/31/86  18.9
2/28/86  18.9
3/31/86  18.8
4/30/86  19
5/31/86  19.1
6/30/86  19.2
7/31/86  19.3
8/31/86  19.3
9/30/86  19.5
10/31/86 19.7
11/30/86 19.7
12/31/86 19.6
1/31/87  19.3
2/28/87  19.1
3/31/87  18.9
4/30/87  19.8
5/31/87  19
6/30/87  19.1
7/31/87  19.1
8/31/87  19.1
9/30/87  19.1
10/31/87 19
11/30/87 19
12/31/87 18.9
1/31/88  19
2/29/88  18.9
3/31/88  18.9
4/30/88  18.9
5/31/88  19
6/30/88  18.9
7/31/88  18.8
8/31/88  18.8
9/30/88  18.7
10/31/88 18.7
11/30/88 18.7
12/31/88 18.5
1/31/89  18.8
2/28/89  18.8
3/31/89  18.9
4/30/89  18.9
5/31/89  19
6/30/89  19
7/31/89  19
8/31/89  19.1
9/30/89  19.1
10/31/89 19.1
11/30/89 19
12/31/89 19
1/31/90  18.8
2/28/90  18.7
3/31/90  18.6
4/30/90  18.4
5/31/90  18.5
6/30/90  18.4
7/31/90  18.4
8/31/90  18.4
9/30/90  18.3
10/31/90 18.4
11/30/90 18.3
12/31/90 18.1
1/31/91  18
2/28/91  18
3/31/91  18
4/30/91  17.9
5/31/91  17.8
6/30/91  17.6
7/31/91  17.6
8/31/91  17.5
9/30/91  17.4
10/31/91 17.3
11/30/91 17.2
12/31/91 17.1
1/31/92  16.9
2/29/92  16.8
3/31/92  16.7
4/30/92  16.6
5/31/92  16.5
6/30/92  16.4
7/31/92  16.4
8/31/92  16.5
9/30/92  16.4
10/31/92 16.2
11/30/92 16.2
12/31/92 15.8
1/31/93  16.4
2/28/93  16.5
3/31/93  16.5
4/30/93  16.3
5/31/93  16.2
6/30/93  16.3
7/31/93  16.4
8/31/93  16.4
9/30/93  16.5
10/31/93 16.6
11/30/93 16.7
12/31/93 16.4
1/31/94  17.1
2/28/94  17
3/31/94  17.1
4/30/94  17.3
5/31/94  17.2
6/30/94  17.4
7/31/94  17.5
8/31/94  17.7
9/30/94  17.8
10/31/94 17.8
11/30/94 18
12/31/94 18.1
1/31/95  18.3
2/28/95  18.4
3/31/95  18.6
4/30/95  18.9
5/31/95  19
6/30/95  19.1
7/31/95  19.2
8/31/95  19.4
9/30/95  19.6
10/31/95 19.6
11/30/95 19.9
12/31/95 19.9
1/31/96  20
2/29/96  20.1
3/31/96  20.1
4/30/96  20.4
5/31/96  20.3
6/30/96  20.4
7/31/96  20.5
8/31/96  20.5
9/30/96  20.5
10/31/96 20.5
11/30/96 20.5
12/31/96 20.5
1/31/97  20.5
2/28/97  20.5
3/31/97  20.5
4/30/97  20.5
5/31/97  20.5
6/30/97  20.5
7/31/97  20.5
8/31/97  20.4
9/30/97  20.4
10/31/97 20.4
11/30/97 20.3
12/31/97 20.3
1/31/98  20.1
2/28/98  20
3/31/98  20
4/30/98  20
5/31/98  19.9
6/30/98  20
7/31/98  20
8/31/98  20
9/30/98  20.1
10/31/98 20.2
11/30/98 20.2
12/31/98 20.2
1/31/99  20.4
2/28/99  20.5
3/31/99  20.5
4/30/99  20.5
5/31/99  20.5
6/30/99  20.5
7/31/99  20.6
8/31/99  20.6
9/30/99  20.7
10/31/99 20.6
11/30/99 20.6
12/31/99 20.7
1/31/0   20.8
2/29/0   20.8
3/31/0   20.8
4/30/0   20.8
5/31/0   20.8
6/30/0   20.9
7/31/0   21
8/31/0   21.1
9/30/0   21.1
10/31/0  21.1
11/30/0  21.2
12/31/0  21.2
1/31/1   21.3
2/28/1   21.4
3/31/1   21.5
4/30/1   21.6
5/31/1   21.6
6/30/1   21.5
7/31/1   21.1
8/31/1   20.8
9/30/1   21.1

Source: Data Research International

-------------------------------------------------------------------------------
1 The seven largest industrialized countries in the world--the US, Japan, Great Britain, France, Germany, Italy and Canada.
2    Shading represents a recession. Circles represent the end of the recession.


-------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2002--AS OF OCTOBER 31, 2001

At the beginning of the 1971, 1975, and 1983 recoveries, this ratio of income to interest payments was at a low 16%, ie, the consumer had reliquified. In contrast, at the beginning of the 1991 recovery, the ratio was still high at 18%, partially explaining the ensuing sluggish recovery. Given how high the ratio is today, there is a risk (which policymakers may have in mind) the recession keeps going longer than we expect. Our inclination is that the overwhelming monetary and fiscal stimuli will lift the US economy in 2002, but growth in 2003 is vulnerable.

NEXT: DECLINING US INFLATION

We believe the synchronized global recession is now leading to synchronized global disinflation/deflation, as highlighted recently by these reports: a) The US Producers' Price Index (PPI) declined a record 1.6% month-to-month in October; b) US import prices declined 2.1% month-to-month in October, the largest decline since March, 1986; c) The US and the Eurozone Purchasing Managers' service price indices both declined in October, ie, it's not just manufacturing prices.; d) Japan's domestic Wholesale Price Index declined 0.2% month-to-month in October, down to the same level as in 1979; and e) There was more evidence of companies worldwide cutting labor costs (eg, salary freezes and health care cuts). What is most important to note is that because growth leads inflation by 12 months, synchronized global disinflation/deflation is likely to intensify throughout all of 2002. The US consumer has sensed the inflation change since September. According to the University of Michigan survey of consumers, one of the major changes has been a dramatic drop for inflation expectations. Please see the following chart.

                               [GRAPHIC OMITTED]
                              PLOT POINTS FOLLOW:

US CONSUMER INFLATION EXPECTATIONS (UNIVERSITY
OF MICHIGAN (NOVEMBER 30, 2001: 0.4%)

1/31/78  5.2
2/28/78  6.4
3/31/78  6.3
4/30/78  6.7
5/31/78  6.9
6/30/78  6.5
7/31/78  6.6
8/31/78  8.7
9/30/78  6.9
10/31/78 7.4
11/30/78 7.5
12/31/78 7.3
1/31/79  7.8
2/28/79  9.3
3/31/79  8.8
4/30/79  9.7
5/31/79  9.8
6/30/79  9.9
7/31/79  9.9
8/31/79  9.9
9/30/79  9.6
10/31/79 9
11/30/79 10
12/31/79 9.9
1/31/80  10.4
2/29/80  10
3/31/80  10.2
4/30/80  10.1
5/31/80  8.6
6/30/80  8.5
7/31/80  9.6
8/31/80  7.6
9/30/80  9.1
10/31/80 9.6
11/30/80 8.6
12/31/80 9.7
1/31/81  9.5
2/28/81  8.6
3/31/81  7.2
4/30/81  8
5/31/81  7.3
6/30/81  7.1
7/31/81  6.8
8/31/81  5.8
9/30/81  6.9
10/31/81 6.7
11/30/81 7.3
12/31/81 5.3
1/31/82  5.1
2/28/82  5.2
3/31/82  4.2
4/30/82  4.7
5/31/82  3.5
6/30/82  4.6
7/31/82  5
8/31/82  4.8
9/30/82  4.5
10/31/82 4.7
11/30/82 4.5
12/31/82 3.7
1/31/83  2.8
2/28/83  3
3/31/83  1.8
4/30/83  3.4
5/31/83  3.2
6/30/83  3.2
7/31/83  3.2
8/31/83  3.3
9/30/83  3.3
10/31/83 3.7
11/30/83 3.5
12/31/83 3.5
1/31/84  3.2
2/29/84  3.3
3/31/84  3.4
4/30/84  3.9
5/31/84  4.2
6/30/84  4.2
7/31/84  3.4
8/31/84  3
9/30/84  3
10/31/84 3.5
11/30/84 3.4
12/31/84 3.3
1/31/85  2.9
2/28/85  3.1
3/31/85  3
4/30/85  3.3
5/31/85  3.2
6/30/85  3.4
7/31/85  2.8
8/31/85  2.8
9/30/85  2.9
10/31/85 3.3
11/30/85 3.1
12/31/85 3.5
1/31/86  2.9
2/28/86  2.8
3/31/86  2.3
4/30/86  2.4
5/31/86  2.7
6/30/86  2.9
7/31/86  2.8
8/31/86  3
9/30/86  2.9
10/31/86 3.2
11/30/86 2.8
12/31/86 3
1/31/87  2.9
2/28/87  3.1
3/31/87  3
4/30/87  3
5/31/87  3.4
6/30/87  3.3
7/31/87  3.1
8/31/87  3.2
9/30/87  3
10/31/87 3.3
11/30/87 3.2
12/31/87 3.1
1/31/88  3.2
2/29/88  3.1
3/31/88  3.2
4/30/88  3.3
5/31/88  3.3
6/30/88  3.7
7/31/88  4.6
8/31/88  4.4
9/30/88  3.9
10/31/88 3.9
11/30/88 3.7
12/31/88 3.9
1/31/89  3.5
2/28/89  4.1
3/31/89  3.7
4/30/89  4.3
5/31/89  4.6
6/30/89  3.8
7/31/89  4.1
8/31/89  3.5
9/30/89  3.4
10/31/89 3.6
11/30/89 3.5
12/31/89 3.5
1/31/90  4.1
2/28/90  4.1
3/31/90  3.7
4/30/90  3.6
5/31/90  3.4
6/30/90  3.8
7/31/90  3.4
8/31/90  4.6
9/30/90  4.7
10/31/90 4.8
11/30/90 4.7
12/31/90 4.7
1/31/91  3.9
2/28/91  3.4
3/31/91  3.3
4/30/91  3.2
5/31/91  3.1
6/30/91  3.3
7/31/91  3.1
8/31/91  3.2
9/30/91  3
10/31/91 3.2
11/30/91 2.9
12/31/91 2.7
1/31/92  2.7
2/29/92  2.6
3/31/92  2.6
4/30/92  3
5/31/92  2.9
6/30/92  3.1
7/31/92  2.7
8/31/92  2.8
9/30/92  3
10/31/92 2.8
11/30/92 2.9
12/31/92 2.8
1/31/93  2.9
2/28/93  3.2
3/31/93  3.1
4/30/93  3
5/31/93  2.9
6/30/93  3.5
7/31/93  3
8/31/93  3.2
9/30/93  3
10/31/93 3.3
11/30/93 2.8
12/31/93 3
1/31/94  2.8
2/28/94  2.8
3/31/94  3
4/30/94  3
5/31/94  3.1
6/30/94  2.7
7/31/94  2.9
8/31/94  3.1
9/30/94  3.4
10/31/94 3
11/30/94 3.2
12/31/94 3
1/31/95  3
2/28/95  3
3/31/95  3.2
4/30/95  3.3
5/31/95  3
6/30/95  2.9
7/31/95  2.9
8/31/95  2.9
9/30/95  2.8
10/31/95 2.9
11/30/95 2.8
12/31/95 2.7
1/31/96  2.8
2/29/96  2.8
3/31/96  2.9
4/30/96  3
5/31/96  3.1
6/30/96  2.9
7/31/96  3
8/31/96  3.1
9/30/96  3.2
10/31/96 3
11/30/96 3
12/31/96 3
1/31/97  3
2/28/97  3
3/31/97  2.8
4/30/97  3
5/31/97  2.9
6/30/97  2.8
7/31/97  2.7
8/31/97  2.7
9/30/97  2.8
10/31/97 2.8
11/30/97 2.9
12/31/97 2.8
1/31/98  2.3
2/28/98  2.4
3/31/98  2.5
4/30/98  2.4
5/31/98  2.6
6/30/98  2.7
7/31/98  2.6
8/31/98  2.4
9/30/98  2.3
10/31/98 2.5
11/30/98 2.3
12/31/98 2.5
1/31/99  2.7
2/28/99  2.5
3/31/99  2.7
4/30/99  2.7
5/31/99  2.8
6/30/99  2.5
7/31/99  2.7
8/31/99  2.8
9/30/99  2.7
10/31/99 2.9
11/30/99 2.9
12/31/99 3
1/31/0   3
2/29/0   2.9
3/31/0   3.2
4/30/0   3.2
5/31/0   3
6/30/0   2.9
7/31/0   3
8/31/0   2.7
9/30/0   2.9
10/31/0  3.2
11/30/0  2.9
12/31/0  2.8
1/31/1   3
2/28/1   2.8
3/31/1   2.8
4/30/1   3.1
5/31/1   3.2
6/30/1   3
7/31/1   2.6
8/31/1   2.7
9/30/1   2.8
10/31/1  1
11/30/1  0.4

Source: Data Research International

After a recession has ended, PPI inflation has continued to slow, dropping 3.0% (or more) over 15 months, on average. Our regression model suggests the PPI will decline 3.0% over the next 12 months.

INTEREST RATE OUTLOOK:

The bond market is likely to be cautious early next year as it gauges the amount of lift from the stimulus package. We expect that there will be some bounce in growth producing 3% real growth for all of next year. The bounce, however, seems limited by the over leveraged consumer and the capital spending bubble which built up a lot of excess capacity in the US. ISI expects some increase in interest rates early in 2002 followed by a moderation as a weak 2003 comes into view. ISI expects a typical amount of market volatility next year, a pattern which has been in place since the early 1980's.

-------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         Total Return      Lehman Brothers Lehman Brothers   Lehman Brothers
       US Treasury Fund--   Treasury        Intermediate        Long Term
         Class A Shares        Index       Treasury Index     Treasury Index
       ------------------  --------------- ---------------   ---------------
8/10/88       $10,000        $10,000           $10,000           $10,000
9/30/88        10,160         10,223            10,173            10,370
10/31/88       10,310         10,407            10,312            10,685
11/30/88       10,210         10,280            10,224            10,446
12/31/88       10,241         10,321            10,233            10,581
1/31/89        10,384         10,454            10,334            10,804
2/28/89        10,302         10,363            10,289            10,579
3/31/89        10,354         10,431            10,341            10,692
4/30/89        10,521         10,655            10,550            10,964
5/31/89        10,763         10,909            10,751            11,367
6/30/89        11,154         11,283            11,027            12,017
7/31/89        11,422         11,525            11,255            12,301
8/31/89        11,122         11,326            11,100            11,973
9/30/89        11,133         11,373            11,151            12,008
10/31/89       11,534         11,675            11,387            12,491
11/30/89       11,643         11,787            11,498            12,605
12/31/89       11,621         11,806            11,531            12,582
1/31/90        11,308         11,630            11,456            12,130
2/28/90        11,275         11,651            11,496            12,094
3/31/90        11,264         11,647            11,509            12,045
4/30/90        11,023         11,540            11,469            11,757
5/31/90        11,449         11,864            11,714            12,302
6/30/90        11,669         12,052            11,867            12,585
7/31/90        11,787         12,205            12,032            12,705
8/31/90        11,353         12,029            11,988            12,169
9/30/90        11,460         12,145            12,095            12,310
10/31/90       11,699         12,345            12,265            12,592
11/30/90       12,168         12,618            12,448            13,117
12/31/90       12,337         12,815            12,621            13,377
1/31/91        12,472         12,952            12,751            13,534
2/28/91        12,507         13,021            12,824            13,594
3/31/91        12,533         13,087            12,893            13,648
4/30/91        12,669         13,231            13,026            13,822
5/31/91        12,657         13,280            13,097            13,809
6/30/91        12,583         13,260            13,108            13,707
7/31/91        12,748         13,415            13,251            13,911
8/31/91        13,106         13,726            13,501            14,391
9/30/91        13,493         14,016            13,732            14,845
10/31/91       13,557         14,141            13,888            14,877
11/30/91       13,635         14,282            14,051            14,961
12/31/91       14,387         14,776            14,401            15,852
1/31/92        13,915         14,540            14,257            15,354
2/29/92        13,976         14,596            14,301            15,445
3/31/92        13,876         14,508            14,243            15,274
4/30/92        13,923         14,599            14,371            15,260
5/31/92        14,147         14,868            14,585            15,683
6/30/92        14,319         15,083            14,797            15,910
7/31/92        14,699         15,468            15,085            16,573
8/31/92        14,788         15,614            15,242            16,687
9/30/92        14,963         15,842            15,458            16,950
10/31/92       14,773         15,609            15,268            16,594
11/30/92       14,751         15,577            15,203            16,657
12/31/92       15,016         15,842            15,402            17,114
1/31/93        15,401         16,182            15,692            17,602
2/28/93        15,839         16,507            15,925            18,191
3/31/93        15,854         16,562            15,983            18,236
4/30/93        16,015         16,692            16,110            18,376
5/31/93        16,015         16,671            16,063            18,437
6/30/93        16,536         17,044            16,299            19,215
7/31/93        16,685         17,145            16,331            19,525
8/31/93        17,183         17,526            16,577            20,310
9/30/93        17,274         17,595            16,645            20,381
10/31/93       17,333         17,661            16,684            20,528
11/30/93       17,012         17,467            16,600            20,002
12/31/93       17,076         17,535            16,669            20,066
1/31/94        17,343         17,776            16,835            20,547
2/28/94        16,928         17,394            16,599            19,704
3/31/94        16,510         17,004            16,359            18,839
4/30/94        16,363         16,871            16,254            18,616
5/31/94        16,317         16,851            16,266            18,493
6/30/94        16,235         16,813            16,270            18,318
7/31/94        16,588         17,119            16,481            18,938
8/31/94        16,559         17,123            16,528            18,799
9/30/94        16,268         16,883            16,393            18,207
10/31/94       16,255         16,872            16,398            18,144
11/30/94       16,244         16,838            16,323            18,251
12/31/94       16,392         16,942            16,375            18,532
1/31/95        16,702         17,255            16,641            19,007
2/28/95        17,068         17,623            16,959            19,546
3/31/95        17,146         17,734            17,052            19,715
4/30/95        17,370         17,966            17,249            20,067
5/31/95        18,327         18,693            17,736            21,606
6/30/95        18,480         18,840            17,853            21,858
7/31/95        18,299         18,770            17,861            21,509
8/31/95        18,566         18,988            18,004            21,986
9/30/95        18,796         19,170            18,124            22,390
10/31/95       19,196         19,466            18,327            23,017
11/30/95       19,561         19,768            18,550            23,593
12/31/95       19,947         20,051            18,736            24,220
1/31/96        19,972         20,177            18,897            24,220
2/29/96        19,312         19,764            18,695            23,050
3/31/96        19,008         19,593            18,603            22,591
4/30/96        18,781         19,467            18,549            22,213
5/31/96        18,728         19,436            18,540            22,098
6/30/96        19,009         19,682            18,724            22,568
7/31/96        19,035         19,729            18,781            22,577
8/31/96        18,882         19,688            18,805            22,295
9/30/96        19,267         20,011            19,045            22,910
10/31/96       19,856         20,451            19,357            23,811
11/30/96       20,387         20,805            19,589            24,606
12/31/96       19,987         20,591            19,483            24,009
1/31/97        19,912         20,612            19,555            23,838
2/28/97        19,897         20,637            19,584            23,848
3/31/97        19,594         20,414            19,468            23,238
4/30/97        19,891         20,707            19,686            23,799
5/31/97        20,085         20,886            19,840            24,066
6/30/97        20,385         21,119            20,008            24,530
7/31/97        21,235         21,725            20,383            25,971
8/31/97        20,839         21,505            20,301            25,248
9/30/97        21,208         21,831            20,522            25,943
10/31/97       21,643         22,212            20,763            26,817
11/30/97       21,800         22,327            20,811            27,173
12/31/97       22,110         22,562            20,981            27,629
1/31/98        22,443         22,908            21,263            28,191
2/28/98        22,341         22,840            21,235            27,989
3/31/98        22,391         22,902            21,298            28,047
4/30/98        22,442         23,004            21,399            28,152
5/31/98        22,760         23,243            21,547            28,689
6/30/98        23,125         23,511            21,692            29,356
7/31/98        23,086         23,548            21,777            29,233
8/31/98        23,997         24,187            22,208            30,552
9/30/98        24,685         24,861            22,744            31,671
10/31/98       24,349         24,782            22,789            31,192
11/30/98       24,517         24,776            22,704            31,431
12/31/98       24,498         24,825            22,790            31,365
1/31/99        24,647         24,969            22,890            31,648
2/28/99        23,797         24,332            22,556            30,092
3/31/99        23,804         24,425            22,706            30,022
4/30/99        23,884         24,483            22,770            30,065
5/31/99        23,601         24,255            22,625            29,592
6/30/99        23,438         24,204            22,666            29,279
7/31/99        23,347         24,183            22,687            29,138
8/31/99        23,256         24,187            22,733            29,024
9/30/99        23,437         24,372            22,910            29,239
10/31/99       23,419         24,399            22,939            29,257
11/30/99       23,302         24,352            22,949            29,059
12/31/99       23,108         24,191            22,884            28,624
1/31/00        23,368         24,254            22,822            29,032
2/29/00        23,860         24,618            23,000            29,908
3/31/00        24,482         25,107            23,293            30,932
4/30/00        24,412         25,028            23,277            30,684
5/31/00        24,342         25,066            23,375            30,573
6/30/00        24,741         25,489            23,712            31,235
7/31/00        25,063         25,751            23,872            31,772
8/31/00        25,518         26,130            24,121            32,497
9/30/00        25,314         26,150            24,306            32,103
10/31/00       25,642         26,405            24,467            32,605
11/30/00       26,212         26,946            24,821            33,634
12/31/00       26,758         27,461            25,233            34,426
1/31/01        26,821         27,683            25,531            34,484
2/28/01        27,210         28,018            25,766            35,074
3/31/01        27,136         28,108            25,970            34,898
4/30/01        26,594         27,759            25,867            33,948
5/31/01        26,658         27,845            25,974            33,993
6/30/01        26,749         27,995            26,067            34,285
7/31/01        27,539         28,695            26,539            35,560
8/31/01        27,997         29,074            26,770            36,321
9/30/01        28,203         29,536            27,324            36,594
10/31/01       29,121         30,354            27,739            38,390

                                                CUMULATIVE TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            1 Year  3 Years   5 Years  10 Years    Since    1 Year  3 Years  5 Years 10 Years    Since
   October 31, 2001                                          Inception 2                                   Inception 2
----------------------------------------------------------------------------------------------------------------------
 Total Return US Treasury Fund--
   Class A Shares           13.57%   19.60%    46.67%   114.81%  191.21%    13.57%    6.15%    7.96%    7.95%    8.42%
----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers
   Treasury Index 3         14.95%   22.48%    48.42%   114.66%  203.54%    14.95%    6.99%    8.22%    7.94%    8.79%
----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Treasury Index 3         13.38%   21.72%    43.31%    99.73%  177.39%    13.38%    6.77%    7.46%    7.16%    8.05%
----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Long-Term
   Treasury Index 3         17.74%   23.08%    61.23%   158.05%  283.90%    17.74%    7.17%   10.02%    9.94%   10.75%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund's weighted average maturity is approximately 11.20 years.
2 The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3 Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year. The SEC also requires that we report the Fund's total return according to a standardized formula, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 3.25% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

While the graph and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         Total Return      Lehman Brothers Lehman Brothers   Lehman Brothers
       US Treasury Fund--    Treasury        Intermediate        Long Term
         Class A Shares       Index 3     Treasury Index 3    Treasury Index 3
       ------------------  --------------- ---------------   -----------------
8/10/88       $9,694         $10,000            $10,000            $10,000
8/31/88        9,694          10,000             10,000             10,000
9/30/88        9,830          10,223             10,173             10,370
10/31/88       9,975          10,407             10,312             10,685
11/30/88       9,878          10,280             10,224             10,446
12/31/88       9,908          10,321             10,233             10,581
1/31/89        10,047         10,454             10,334             10,804
2/28/89        9,968          10,363             10,289             10,579
3/31/89        10,018         10,431             10,341             10,692
4/30/89        10,179         10,655             10,550             10,964
5/31/89        10,413         10,909             10,751             11,367
6/30/89        10,791         11,283             11,027             12,017
7/31/89        11,050         11,525             11,255             12,301
8/31/89        10,749         11,326             11,100             11,973
9/30/89        10,770         11,373             11,151             12,008
10/31/89       11,159         11,675             11,387             12,491
11/30/89       11,265         11,787             11,498             12,605
12/31/89       11,243         11,806             11,531             12,582
1/31/90        10,940         11,630             11,456             12,130
2/28/90        10,908         11,651             11,496             12,094
3/31/90        10,897         11,647             11,509             12,045
4/30/90        10,665         11,540             11,469             11,757
5/31/90        11,076         11,864             11,714             12,302
6/30/90        11,290         12,052             11,867             12,585
7/31/90        11,403         12,205             12,032             12,705
8/31/90        10,983         12,029             11,988             12,169
9/30/90        11,087         12,145             12,095             12,310
10/31/90       11,318         12,345             12,265             12,592
11/30/90       11,737         12,618             12,448             13,117
12/31/90       11,935         12,815             12,621             13,377
1/31/91        12,067         12,952             12,751             13,534
2/28/91        12,101         13,021             12,824             13,594
3/31/91        12,125         13,087             12,893             13,648
4/30/91        12,257         13,231             13,026             13,822
5/31/91        12,246         13,280             13,097             13,809
6/30/91        12,173         13,260             13,108             13,707
7/31/91        12,334         13,415             13,251             13,911
8/31/91        12,679         13,726             13,501             14,391
9/30/91        13,054         14,016             13,732             14,845
10/31/91       13,116         14,141             13,888             14,877
11/30/91       13,191         14,282             14,051             14,961
12/31/91       13,918         14,776             14,401             15,852
1/31/92        13,463         14,540             14,257             15,354
2/29/92        13,521         14,596             14,301             15,445
3/31/92        13,425         14,508             14,243             15,274
4/30/92        13,470         14,599             14,371             15,260
5/31/92        13,687         14,868             14,585             15,683
6/30/92        13,853         15,083             14,797             15,910
7/31/92        14,220         15,468             15,085             16,573
8/31/92        14,307         15,614             15,242             16,687
9/30/92        14,476         15,842             15,458             16,950
10/31/92       14,292         15,609             15,268             16,594
11/30/92       14,272         15,577             15,203             16,657
12/31/92       14,528         15,842             15,402             17,114
1/31/93        14,900         16,182             15,692             17,602
2/28/93        15,324         16,507             15,925             18,191
3/31/93        15,338         16,562             15,983             18,236
4/30/93        15,494         16,692             16,110             18,376
5/31/93        15,494         16,671             16,063             18,437
6/30/93        15,998         17,044             16,299             19,215
7/31/93        16,143         17,145             16,331             19,525
8/31/93        16,624         17,526             16,577             20,310
9/30/93        16,712         17,595             16,645             20,381
10/31/93       16,769         17,661             16,684             20,528
11/30/93       16,458         17,467             16,600             20,002
12/31/93       16,520         17,535             16,669             20,066
1/31/94        16,778         17,776             16,835             20,547
2/28/94        16,377         17,394             16,599             19,704
3/31/94        15,973         17,004             16,359             18,839
4/30/94        15,830         16,871             16,254             18,616
5/31/94        15,787         16,851             16,266             18,493
6/30/94        15,707         16,813             16,270             18,318
7/31/94        16,048         17,119             16,481             18,938
8/31/94        16,020         17,123             16,528             18,799
9/30/94        15,738         16,883             16,393             18,207
10/31/94       15,727         16,872             16,398             18,144
11/30/94       15,715         16,838             16,323             18,251
12/31/94       15,858         16,942             16,375             18,532
1/31/95        16,158         17,255             16,641             19,007
2/28/95        16,512         17,623             16,959             19,546
3/31/95        16,588         17,734             17,052             19,715
4/30/95        16,805         17,966             17,249             20,067
5/31/95        17,730         18,693             17,736             21,606
6/30/95        17,878         18,840             17,853             21,858
7/31/95        17,703         18,770             17,861             21,509
8/31/95        17,962         18,988             18,004             21,986
9/30/95        18,184         19,170             18,124             22,390
10/31/95       18,571         19,466             18,327             23,017
11/30/95       18,924         19,768             18,550             23,593
12/31/95       19,298         20,051             18,736             24,220
1/31/96        19,322         20,177             18,897             24,220
2/29/96        18,683         19,764             18,695             23,050
3/31/96        18,389         19,593             18,603             22,591
4/30/96        18,170         19,467             18,549             22,213
5/31/96        18,118         19,436             18,540             22,098
6/30/96        18,390         19,682             18,724             22,568
7/31/96        18,415         19,729             18,781             22,577
8/31/96        18,267         19,688             18,805             22,295
9/30/96        18,640         20,011             19,045             22,910
10/31/96       19,210         20,451             19,357             23,811
11/30/96       19,723         20,805             19,589             24,606
12/31/96       19,336         20,591             19,483             24,009
1/31/97        19,264         20,612             19,555             23,838
2/28/97        19,249         20,637             19,584             23,848
3/31/97        18,956         20,414             19,468             23,238
4/30/97        19,244         20,707             19,686             23,799
5/31/97        19,431         20,886             19,840             24,066
6/30/97        19,722         21,119             20,008             24,530
7/31/97        20,544         21,725             20,383             25,971
8/31/97        20,161         21,505             20,301             25,248
9/30/97        20,518         21,831             20,522             25,943
10/31/97       20,939         22,212             20,763             26,817
11/30/97       21,091         22,327             20,811             27,173
12/31/97       21,390         22,562             20,981             27,629
1/31/98        21,713         22,908             21,263             28,191
2/28/98        21,613         22,840             21,235             27,989
3/31/98        21,662         22,902             21,298             28,047
4/30/98        21,712         23,004             21,399             28,152
5/31/98        22,019         23,243             21,547             28,689
6/30/98        22,372         23,511             21,692             29,356
7/31/98        22,335         23,548             21,777             29,233
8/31/98        23,215         24,187             22,208             30,552
9/30/98        23,881         24,861             22,744             31,671
10/31/98       23,557         24,782             22,789             31,192
11/30/98       23,718         24,776             22,704             31,431
12/31/98       23,701         24,825             22,790             31,365
1/31/99        23,845         24,969             22,890             31,648
2/28/99        23,023         24,332             22,556             30,092
3/31/99        23,029         24,425             22,706             30,022
4/30/99        23,106         24,483             22,770             30,065
5/31/99        22,832         24,255             22,625             29,592
6/30/99        22,674         24,204             22,666             29,279
7/31/99        22,587         24,183             22,687             29,138
8/31/99        22,499         24,187             22,733             29,024
9/30/99        22,673         24,372             22,910             29,239
10/31/99       22,657         24,399             22,939             29,257
11/30/99       22,543         24,352             22,949             29,059
12/31/99       22,356         24,191             22,884             28,624
1/31/00        22,608         24,254             22,822             29,032
2/29/00        23,084         24,618             23,000             29,908
3/31/00        23,685         25,107             23,293             30,932
4/30/00        23,618         25,028             23,277             30,684
5/31/00        23,550         25,066             23,375             30,573
6/30/00        23,936         25,489             23,712             31,235
7/31/00        24,247         25,751             23,872             31,772
8/31/00        24,688         26,130             24,121             32,497
9/30/00        24,490         26,150             24,306             32,103
10/31/00       24,808         26,405             24,467             32,605
11/30/00       25,359         26,946             24,821             33,634
12/31/00       25,887         27,461             25,233             34,426
1/31/01        25,947         27,683             25,531             34,484
2/28/01        26,324         28,018             25,766             35,074
3/31/01        26,252         28,108             25,970             34,898
4/30/01        25,729         27,759             25,867             33,948
5/31/01        25,790         27,845             25,974             33,993
6/30/01        25,879         27,995             26,067             34,285
7/31/01        26,644         28,695             26,539             35,560
8/31/01        27,087         29,074             26,770             36,321
9/30/01        27,286         29,536             27,324             36,594
10/31/01       28,175         30,354             27,739             38,390

                                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                        1 Year    5 Years   10 Years      Since
   October 31, 2001                                                                 Inception 2
-----------------------------------------------------------------------------------------------
 Total Return US Treasury Fund--Class A Shares           9.88%      7.25%      7.59%      8.15%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 3.25% sales charge. Prior to October 15, 2001, the Class A Shares had a 4.50% maximum front-end sales charge. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently, the Fund's weighted average maturity is approximately 11.20 years.
2 The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
3 Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS October 31, 2001


 TREASURY SERIES
                                                 MATURITY                   PAR
                                                     DATE                 (000)                     MARKET VALUE
----------------------------------------------------------------------------------------------------------------
US TREASURY SECURITIES--83.02%
US Treasury Bonds
         5.500% ................................  5/15/09               $25,000                     $ 27,306,650
        10.375% ................................ 11/15/12                28,750                       38,525,000
         7.500% ................................ 11/15/16                28,500                       36,341,946
         8.500% ................................  2/15/20                41,000                       58,079,083
         7.250% ................................  8/15/22                18,750                       23,964,844
         7.125% ................................  2/15/23                 6,200                        7,842,033
US Treasury Note
         6.000% ................................  8/15/04                25,000                       27,107,425
                                                                                                    ------------
TOTAL US TREASURY SECURITIES
   (Amortized Cost $210,311,867) ..................................................................  219,166,981
                                                                                                    ------------
ZERO COUPON US TREASURY BONDS (STRIPs)--4.25%
US Treasury STRIPs 1
         5.410%2 ...............................  8/15/15                 5,000                        2,485,885
         5.626%2 ...............................  5/15/17                19,500                        8,722,876
                                                                                                    ------------
TOTAL ZERO COUPON US TREASURY BONDS (STRIPs)
   (Amortized Cost $10,651,369) ...................................................................   11,208,761
                                                                                                    ------------

REPURCHASE AGREEMENTS--11.46%
   Goldman Sachs & Co., dated 10/31/01, 2.550%, principal and interest in the amount of $30,279,145, due 11/1/01, collateralized by US Treasury Bond, par value of $22,461,000, coupon rate 8.125%, due 8/15/21,
     market value of $30,501,342 ..................................................................   30,277,000
                                                                                                    ------------
TOTAL INVESTMENTS--98.73%
   (Cost $251,240,236)3 ........................................................................... $260,652,742

OTHER ASSETS IN EXCESS OF LIABILITIES--1.27% ......................................................    3,351,572
                                                                                                    ------------
NET ASSETS--100.00% ............................................................................... $264,004,314
                                                                                                    ============

--------------------------------------------------------------------------------
1    Principal only.
2    Yield shown is the effective rate at time purchased.
3    Also aggregate cost for federal tax purposes.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                             OCTOBER 31, 2001
-----------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $251,240,236) ................... $260,652,742
   Cash ........................................................       25,067
   Receivable for capital shares sold ..........................       55,756
   Interest receivable .........................................    4,441,060
   Prepaid expenses and other ..................................      105,214
                                                                 ------------
Total assets ...................................................  265,279,839
                                                                 ------------
LIABILITIES:
   Payable for capital shares redeemed .........................      442,254
   Distribution fees payable ...................................       54,842
   Administration fees payable .................................       19,919
   Accounting fees payable .....................................        6,688
   Advisory fees payable .......................................       55,307
   Custody fees payable ........................................        6,678
   Transfer agent fees payable .................................       32,044
   Dividend payable ............................................      532,589
   Accrued expenses and other ..................................      125,204
                                                                 ------------
Total liabilities ..............................................    1,275,525
                                                                 ------------
NET ASSETS ..................................................... $264,004,314
                                                                 ============
COMPOSITION OF NET ASSETS:
   Paid-in capital ............................................. $256,864,591
   Distributions in excess of net investment income ............     (564,685)
   Accumulated net realized loss from investment transactions ..   (1,708,098)
   Net unrealized appreciation on investments ..................    9,412,506
                                                                 ------------
NET ASSETS ..................................................... $264,004,314
                                                                 ============
NET ASSET VALUE PER SHARE:
   Class A Shares 1 ............................................ $      10.20
                                                                 ============
   ISI Shares 2 ................................................ $      10.20
                                                                 ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $114,416,690 and 11,220,563 shares outstanding). Maximum offering price per share was $10.54 ($10.20/0.9675). Maximum offering price per share reflects the effect of the 3.25% front-end sales charge.
2 Net asset value and redemption price per share (based on net assets of $149,587,624 and 14,669,332 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                           FOR THE YEAR ENDED
                                                                             OCTOBER 31, 2001
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..................................................................... $13,284,516
                                                                                  -----------
EXPENSES:
   Investment advisory fees .....................................................     660,224
   Distribution fees:
      Class A Shares ............................................................     275,526
      ISI Shares ................................................................     352,069
   Administrative fees ..........................................................     239,597
   Transfer agent fees ..........................................................     184,200
   Accounting fees ..............................................................      77,653
   Professional fees ............................................................      57,982
   Printing and shareholder reports .............................................      41,521
   Registration fees ............................................................      40,417
   Directors' fees ..............................................................      21,711
   Custody fees .................................................................       3,091
   Miscellaneous ................................................................         852
                                                                                  -----------
Total expenses ..................................................................   1,954,843
                                                                                  -----------
NET INVESTMENT INCOME ...........................................................  11,329,673
                                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions ...............................   2,577,374
   Net change in unrealized appreciation/depreciation on investments ............  18,374,243
                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................................  20,951,617
                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................... $32,281,290
                                                                                  ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEARS ENDED OCTOBER 31,
                                                                                   2001                     2000
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ................................................. $ 11,329,673              $ 12,736,805
   Net realized gain (loss) from investment transactions .................    2,577,374                (4,082,643)
   Net change in unrealized appreciation/depreciation
     on investments ......................................................   18,374,243                13,794,970
                                                                           ------------              ------------
Net increase in net assets from operations ...............................   32,281,290                22,449,132
                                                                           ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains:
      Class A Shares .....................................................   (4,985,448)               (5,483,969)
      ISI Shares .........................................................   (6,369,922)               (7,204,336)
   Return of capital:
      Class A Shares .....................................................   (2,173,748)               (1,838,984)
      ISI Shares .........................................................   (2,777,406)               (2,415,888)
                                                                           ------------              ------------
Total distributions ......................................................  (16,306,524)              (16,943,177)
                                                                           ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ..........................................   47,095,471                30,423,355
   Dividend reinvestments ................................................   10,172,468                10,582,386
   Cost of shares redeemed ...............................................  (52,762,031)              (69,405,361)
                                                                           ------------              ------------
Increase (decrease) in net assets from
   capital share transactions ............................................    4,505,908               (28,399,620)
                                                                           ------------              ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................   20,480,674               (22,893,665)
NET ASSETS
   Beginning of year .....................................................  243,523,640               266,417,305
                                                                           ------------              ------------
   End of year (including distributions in excess of
     net investment income of $564,685 and
     $538,989, respectively) ............................................. $264,004,314              $243,523,640
                                                                           ============              ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES
                                                                                   FOR THE YEARS ENDED OCTOBER 31,
                                                         2001         2000          1999         1998         1997
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................. $   9.57     $   9.35      $  10.62     $  10.04     $   9.83
                                                     --------     --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...........................     0.45         0.50          0.64         0.51         0.55
   Net realized and unrealized gain
     (loss) on investments .........................     0.82         0.38         (1.03)        0.71         0.30
                                                     --------     --------      --------     --------     --------
Total from investment operations ...................     1.27         0.88         (0.39)        1.22         0.85
                                                     --------     --------      --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income and short-term gains ...................    (0.45)       (0.50)        (0.71)       (0.64)       (0.55)
   Tax return of capital distribution ..............    (0.19)       (0.16)        --           --           (0.08)
   Distributions in excess of net
     investment income .............................       --           --            --           --        (0.01)
   Net realized long-term gains ....................       --           --         (0.17)          --           --
                                                     --------     --------      --------     --------     --------
Total distributions ................................    (0.64)       (0.66)        (0.88)       (0.64)       (0.64)
                                                     --------     --------      --------     --------     --------
NET ASSET VALUE, END OF YEAR ....................... $  10.20     $   9.57      $   9.35     $  10.62     $  10.04
                                                     ========     ========      ========     ========     ========
TOTAL INVESTMENT RETURN 1 ..........................    13.57%        9.49%        (3.82)%      12.50%        9.00%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ................................ $114,417     $106,796      $114,886     $122,785     $122,229
   Ratios to average net assets:
     Net investment income .........................     4.51%        5.10%         4.68%        4.98%        5.62%
     Expenses ......................................     0.78%        0.82%         0.81%        0.85%        0.83%
   Portfolio turnover rate .........................       61%          15%           77%         179%          92%

--------------------------------------------------------------------------------
1    Total return excludes the effect of sales charges.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Total Return US Treasury Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

The Fund consists of two share classes: Deutsche Asset Management Total Return US Treasury Fund--Class A Shares ('Class A Shares') and ISI Total Return US Treasury Fund Shares ('ISI Shares'), both of which began operations August 10, 1988. Prior to April 9, 2001, the Class A Shares were known as Flag Investors Total Return US Treasury Class A Shares.

As of October 15, 2001, the Class A Shares have a 3.25% maximum front-end sales charge. Prior to October 15, 2001, the Class A Shares had a 4.50% maximum front-end sales charge. Information regarding the ISI Shares is contained in a separate report to the ISI shareholders.

B. VALUATION OF SECURITIES
The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, or may be unreliable, the security's fair value is determined using procedures that the Board of Directors establishes and monitors. At October 31, 2001, there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. CAPITAL LOSSES
At October 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:

                        Net Realized
                        Capital Loss    Expiration Year
                       Carryforwards               2008
                      --------------             ------
                          $1,708,098         $1,708,098

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES AND OTHER FEES

International Strategy & Investment, Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income.

Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds that is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC or ISI. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICC Distributors') provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the year ended October 31, 2001, ICC Distributors' fees were $275,526, of which $23,751 was payable as of October 31, 2001.

--------------------------------------------------------------------------------

Total Return US Treasury Fund


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the year ended October 31, 2001, ISI Group's fees were $352,069 of which $31,091, was payable as of October 31, 2001.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million Class A Shares, 44 million ISI Shares, 5 million Class B Shares, 15 million Class C Shares, 500,000 Class D Shares and 6.5 million undesignated shares). Transactions in capital shares of the Fund were as follows:

                                                   Class A Shares
            -----------------------------------------------------
                   For the Year Ended          For the Year Ended
                     October 31, 2001            October 31, 2000
            -------------------------   -------------------------
                Shares         Amount       Shares         Amount
            ----------   ------------   ----------   ------------
Sold         3,322,505   $ 32,714,491    1,645,346   $ 15,515,048
Reinvested     445,404      4,375,529      477,259      4,486,358
Redeemed    (3,704,310)   (36,427,936)  (3,247,456)   (30,473,554)
            ----------   ------------   ----------   ------------
Net increase
  (decrease)    63,599   $    662,084   (1,124,851)  $(10,472,148)
            ==========   ============   ==========   ============

                                                       ISI Shares
            -----------------------------------------------------
                   For the Year Ended          For the Year Ended
                     October 31, 2001            October 31, 2000
            -----------------------------------------------------
                Shares         Amount       Shares         Amount
            ----------   ------------   ----------   ------------
Sold         1,469,756   $ 14,380,980    1,590,621   $ 14,908,307
Reinvested     590,005      5,796,939      648,505      6,096,028
Redeemed    (1,672,224)   (16,334,095)  (4,156,862)   (38,931,807)
            ----------   ------------   ----------   ------------
Net increase
  (decrease)   387,537   $  3,843,824   (1,917,736)  $(17,927,472)
            ==========   ============   ==========   ============




NOTE 4--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2001, were $146,692,731 and $122,133,107, respectively.

For federal income tax purposes, the tax basis of investments held at October 31, 2001, was $251,240,236. The aggregate gross unrealized appreciation for all investments at October 31, 2001 was $15,746,396 and the aggregate gross unrealized depreciation for all investments was $6,333,890.

NOTE 5--CHANGE IN ACCOUNTANTS
Effective October 4, 2001, the Fund dismissed Deloitte & Touche ('D&T') as the Fund's independent auditors and engaged Ernst & Young LLP by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D&T's reports on the Fund's financial statements for the fiscal years ended October 31, 1999 and October 31, 2000 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 1999 and October 31, 2000 and the interim period commencing November 1, 2000 and ending October 3, 2001, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such years, and (ii) there were no 'reportable events' of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors
Total Return US Treasury Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Total Return US Treasury Fund, Inc. (the 'Fund'), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights (Class A Shares) based on our audit. The financial statements and financial highlights of the Fund for the years presented through October 31, 2000 were audited by other auditors whose report dated December 8, 2000 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Total Return US Treasury Fund, Inc. at October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights (Class A Shares) for the year then ended, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
November 30, 2001

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended October 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended October 31, 2001, 97.77% has been derived from investments in US Government and Agency Obligations. All or part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Total Return US Treasury Fund--Class A Shares                  CUSIP #89151D101
                                                               BDTRANN (10/01)
                                                               Printed 12/01

Distributed by:
ICC Distributors, Inc.